ANNUAL REPORT
[PHOTOGRAPH]

MARCH 31, 1999

TEMPLETON
LATIN AMERICA FUND


[LOGO (R)]
FRANKLIN(R) TEMPLETON(R)

PAGE


[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.

PAGE


CONTENTS


Shareholder Letter             1

Performance Summaries          8

Financial Highlights &
Statement of Investments      12

Financial Statements          17

Notes to Financial
Statements                    20

Independent Auditors'
Report                        24

Tax Designation               25

[PYRAMID CHART]

FUND CATEGORY - GLOBAL
                GROWTH
                GROWTH & INCOME
                INCOME
                TAX-FREE INCOME


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Latin America Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity and debt securities of Latin American issuers.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report of Templeton Latin America Fund covers the fiscal year ended March 31, 1999. During this time, emerging markets around the world experienced increasing volatility arising from Asia's economic problems, Russia's financial collapse, weak global commodity prices, and investors' concerns about whether Brazil's currency would be devalued. Latin American markets performed especially poorly, and the Fund's benchmark, the International Finance Corporation Investable (IFCI) Latin America Index, returned -26.06% during the 12 months under review.(1) As shown in the Performance Summary on page 9, Templeton Latin America Fund -- Class A posted a -34.37% one-year


(1) The unmanaged IFCI Latin America Index represents the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela) as if they were in one market, and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
3/31/99

[BAR CHART APPEARS HERE]

[THIS CHART SHOWS IN BAR FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON LATIN AMERICA FUND, BASED ON TOTAL NET ASSETS AS OF 3/31/99.]


Brazil                                      40.3%
Mexico                                      36.8%
Argentina                                   11.6%
Chile                                        6.2%
Colombia                                     1.8%
Peru                                         0.8%
Short Term Investments & Other Net Assets    2.5%


cumulative total return for the same period. However, during the latter part of the reporting period, the Fund's Class A shares delivered a 12.48% cumulative total return for the six months ended March 31, 1999, while the IFCI Latin America Index returned 22.88% for the same period.


The Fund's underperformance relative to the IFCI Latin America Index was largely due to the fact that larger capitalization (cap) stocks generally outperformed smaller cap stocks during the period. As always, we maintained a conservative, bottom-up approach in searching for undervalued securities, which led us to invest in smaller cap stocks. It is easy for value investors to become discouraged during momentum markets, such as the one we have been experiencing, but it is important to remember that we have a distinct investment style -- one that has not always been in favor, but has been successful in the past. Although past performance is no guarantee of future results, we will continue to follow our investment style, confident of the long-term potential we believe it offers our shareholders.

BRAZIL

As global commodity prices weakened and pressures on Brazil's currency increased, we decreased our exposure to the banking and industrial sectors. During the period, we reduced the number of our holdings by selling our positions in Banco Bradesco SA, pfd.; Unibanco Uniao de Banco Brasileiros SA, GDR; electric motor manufacturer WEG SA, pfd.; and steel producer Usinas Siderurgicas De Minas Gerais SA, pfd. Pressure on Brazil's currency did not abate, and by January 1999, the Brazilian real weakened significantly against the U.S. dollar, short-term interest rates in Brazil surged, and in mid to late


2

PAGE


January, the government devalued the real. For the year under review, Brazil's Bovespa Index posted a -39.37% total return, in U.S. dollar terms.(2) In the weeks following the currency devaluation, equity valuations returned to what we considered to be more attractive levels, and we initiated positions in companies we believed had sound, long-term prospects. For example, we purchased shares in Telesp Participacoes SA, ADR, pfd., the large Brazilian fixed-telephone-line operator. Originally part of Telebras, the company had positive cash flow, as well as the management support of Telefonica de Espana, which owns about 18% of Telesp. We believe Telesp may benefit from its presence in the highly populated state of Sao Paulo and also from Telefonica de Espana's efforts to increase the company's capacity. The Fund's Brazilian exposure began the period at 46.7% of total net assets, fell to 31.1% at the end of September 1998, then ended the reporting period at 40.3%.



MEXICO

Although Mexico did not escape negative investor sentiment concerning Latin America, tight fiscal policies and economic ties with the U.S. through the North American Free Trade Agreement helped support its equity market, and the Bolsa Index fell just 10.66% during the reporting period.(3) Believing that Mexico's economic prospects appeared bright, we took advantage of lower equity values and increased the Fund's Mexican exposure, from 26.7% of total net assets at the beginning of the period to 36.8% at the end. During the period, we initiated a position in Grupo Carso SA de CV, a diversified


(2) Source: Bloomberg.
(3) Source: Bloomberg.

Market depreciation is measured in U.S. dollar terms and includes reinvested dividends.

INDUSTRY BREAKDOWN
Based on Total Net Assets
3/31/99

[PIE CHART APPEARS HERE]

[THIS CHARTS SHOWS IN PIE CHART FORMAT THE INDUSTRY BREAKDOWN OF TEMPLETON LATIN AMERICA FUND, BASED ON TOTAL NET ASSETS AS OF 3/31/99.]


Services                                    34.3%
Materials                                   19.2%
Energy                                      18.7%
Finance                                     10.1%
Multi-Industry                               7.5%
Consumer Goods                               6.1%
Capital Equipment                            1.6%
Short-Term Investments & Other Net Assets    2.5%


* The industry allocation uses MSCI'S industry definitions for convenience of comparison.


                                                                               3

PAGE

TOP 10 HOLDINGS
3/31/99

[THIS CHART LISTS THE TOP 10 HOLDINGS, INCLUDING INDUSTRY AND COUNTRY, OF TEMPLETON LATIN AMERICA FUND, BASED ON TOTAL NET ASSETS AS OF 3/31/99.]

COMPANY,                                                              % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Banco Itau SA, pfd.,
Banking, Brazil                                                           7.4%

Telefonos de Mexico SA
(Telmex), ADR,
Telecommunications, Mexico                                                7.1%

YPF Soc Anonima Yacimientos
Petroliferos, ADR,
Energy Sources, Argentina                                                 6.2%

Cifra SA de CV, V, ADR,
Merchandising, Mexico                                                     6.1%

Cia Energetica de Minas
Gerais Cemig, pfd., Br.,
Energy Sources, Brazil                                                    5.4%

Grupo Carso SA de CV,
Multi-Industry, Mexico                                                    4.4%

Panamerican Beverages Inc., A,
Food & Household
Products, Mexico                                                          4.4%

Tele Centro Sul
Participacoes SA, ADR, pfd.,
Telecommunications, Brazil                                                4.2%

Telesp Participacoes SA,
ADR, pfd.,
Telecommunications, Brazil                                                3.8%

Cemex SA, B,
Building Materials &
Components, Mexico                                                        3.5%

conglomerate with holdings in the restaurant, hotel, retail, telecommunications, and mining industries, which we believe has the potential to benefit from future expansion in Mexico.

ARGENTINA

Global economic events and concerns about Brazil's financial instability contributed to the fall of Argentina's Merval Index by -39.36% during the period.(4) Since nearly 30% of Argentina's exports go to Brazil, we believe the nation's economic problems are likely to continue throughout 1999. Nevertheless, Argentina's foreign currency reserves remained relatively high, and the country continued to support currency stability through its 1990 Convertibility Plan, which maintains a $US1:1peso exchange rate.

CHILE

Chile's equity market suffered from the global collapse in commodity prices, and its Santiago IGPA Index fell -14.5% during the reporting period.(5) Copper, which represents about 40% of Chilean exports, reached its lowest price since the 1950s, which partially contributed to a decline in gross domestic product growth from 7.1% in 1997 to an estimated 3.3% in 1998. However, Chile's central bank tried to keep inflation under control and cut interest rates several times in an effort to revive the economy. As equity prices retreated to what we considered attractive levels, we slightly increased the Fund's Chilean exposure, from 3.5% on March 31, 1998, to 6.2% of total net assets at the end of the period.


(4) Source: Bloomberg.
(5) Source: Bloomberg.

Market depreciation is measured in U.S. dollar terms and includes reinvested dividends.

4
PAGE


LOOKING FORWARD

Although we expect slower gross domestic product growth in the region throughout 1999, as most Latin American countries maintain relatively high interest rates in an effort to stave off rapid inflation, we believe in the region's long-term fundamentals. In our view, Mexico, Chile, and Argentina have maintained relatively tight fiscal policies, while Brazil is slowly taking steps to get its fiscal house in order. At the end of the reporting period, corporate debt levels, current account deficits, or trade balances, throughout most of the region were well below those of most Southeast Asian countries at the height of the Asian crises, foreign investment had begun to return to the region, and it appeared as though privatization efforts, though delayed, would continue over the long term.

It is important to remember that investing in emerging markets concentrated in a single region involves special considerations, including risks related to market and currency volatility, adverse economic, social and political developments in the region and countries where the Fund invests, and the relatively small size and lesser liquidity of these markets. Investing in any emerging market securities means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the Mexico stock market has increased 2,096% in the last 15 years, but has suffered five declines of more than 20% during that time.(6) While short-term volatility can be disconcerting, declines exceeding 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.


(6) Source: Bloomberg. Based on quarterly percentage price change over 15 years ended March 31, 1999. Market return is measured in U.S. dollars and does not include reinvested dividends.


                                                                               5

PAGE


Please remember, this discussion reflects our views, opinions and portfolio holdings as of March 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may give you a better understanding of our investment and management philosophy.

We thank you for your continued investment in Templeton Latin America Fund, and welcome your comments and suggestions.

Sincerely,

/s/HEIDI S. ANDERSEN
-----------------------------
Heidi S. Andersen
Portfolio Manager
Templeton Latin America Fund


6

PAGE


The lead portfolio manager of Templeton Latin America Fund since March 1999 is Heidi S. Andersen. Ms. Andersen is a Vice President of Templeton Investment Counsel, Inc. ("Investment Counsel"). She holds a BA from the University of Texas at Austin and an MBA from The Columbia Graduate School of Business. Ms. Andersen is a Chartered Financial Analyst. She joined the Franklin Templeton Group in 1995 as a research analyst.

Mark R. Beveridge, Howard J. Leonard and Edwin Lugo II have secondary portfolio management responsibilities for the Fund. Mr. Beveridge is a Senior Vice President of Investment Counsel. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and also is a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Mr. Beveridge joined the Franklin Templeton Group in 1985. Mr. Leonard is an Executive Vice President of Investment Counsel. He holds a BBA in finance and economics from Temple University School of Business Administration. He is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, the Financial Analysts Federation and the International Society of Security Analysts. Mr. Leonard joined the Franklin Templeton Group in 1989. Mr. Lugo is a portfolio manager for Investment Counsel. He holds a BS in finance from Northeastern University and an MBA from Columbia University. Mr. Lugo joined the Franklin Templeton Group in 1996. Previously, he was a fundraiser for non-profits with the New Boston Group.


                                                                               7

PAGE


CLASS A (formerly Class I):

Subject to the maximum 5.75% initial sales charge.*

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


PERFORMANCE SUMMARY AS OF 3/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (4/1/98 - 3/31/99)

CLASS A                                     CHANGE          3/31/99      3/31/98
--------------------------------------------------------------------------------
Net Asset Value                             -$4.61           $8.11        $12.72

                                         DISTRIBUTIONS
                                         ---------------------------------------
Dividend Income                             $0.1850
Long-Term Capital Gain                      $0.0050
Short-Term Capital Gain                     $0.0500
        TOTAL                               $0.2400

CLASS C                                     CHANGE          3/31/99      3/31/98
--------------------------------------------------------------------------------
Net Asset Value                             -$4.57           $8.06        $12.63

                                         DISTRIBUTIONS
                                         ---------------------------------------
Dividend Income                             $0.1208
Long-Term Capital Gain                      $0.0050
Short-Term Capital Gain                     $0.0500
       TOTAL                                $0.1758

ADVISOR CLASS                               CHANGE          3/31/99      3/31/98
--------------------------------------------------------------------------------
Net Asset Value                             -$4.66           $8.09        $12.75

                                         DISTRIBUTIONS
                                         ---------------------------------------
Dividend Income                             $0.2256
Long-Term Capital Gain                      $0.0050
Short-Term Capital Gain                     $0.0500
       TOTAL                                $0.2806

Templeton Latin America Fund paid distributions derived from long-term capital gains of 0.5 cents ($0.0050) per share in May, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).




Past performance is not predictive of future results.


8

PAGE


PERFORMANCE

                                                                       INCEPTION
CLASS A                                         1-YEAR      3-YEAR      (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -34.37%     -18.50%      -13.30%
Average Annual Total Return(2)                  -38.17%      -8.42%       -5.05%
Value of $10,000 Investment(3)                  $6,183      $7,682       $8,171

                                               3/31/97      3/31/98      3/31/99
                                               ---------------------------------
One-Year
Total Return(4)                                  18.34%       4.94%      -34.37%

                                                                       INCEPTION
CLASS C                                         1-YEAR      3-YEAR      (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -34.81%     -20.08%      -15.55%
Average Annual Total Return(2)                  -36.11%      -7.51%       -4.49%
Value of $10,000 Investment(3)                  $6,389      $7,912       $8,361

                                               3/31/97      3/31/98      3/31/99
                                               ---------------------------------
One-Year
Total Return(4)                                  17.62%       4.23%      -34.81%

                                                                       INCEPTION
ADVISOR CLASS(5)                                1-YEAR      3-YEAR      (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -34.37%     -18.05%      -12.82%
Average Annual Total Return(2)                  -34.37%      -6.42%       -3.46%
Value of $10,000 Investment(3)                  $6,563      $8,296       $8,717

                                               3/31/97      3/31/98      3/31/99
                                               ---------------------------------
One-Year
Total Return(4)                                  13.09%       5.43%      -34.37%

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

(4) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5) On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -21.74% and -10.36%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


                                                                               9

PAGE


AVERAGE ANNUAL TOTAL RETURN
3/31/99


CLASS A
---------------------------------------------------------------------
1-Year                                                -38.17%
3-Year                                                 -8.42%
Since Inception (5/8/95)                               -5.05%



AVERAGE ANNUAL TOTAL RETURN
3/31/99


CLASS C
------------------------------------------------------------------
1-Year                                           -36.11%
3-Year                                            -7.51%
Since Inception (5/8/95)                          -4.49%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.


CLASS A
Total Return Index Comparison
$10,000 Investment (5/8/95 - 3/31/99)

[LINE GRAPH APPEARS HERE]

[THE FOLLOWING LINE GRAPH COMPARES THE PERFORMANCE OF TEMPLETON LATIN AMERICA FUND- CLASS A TO THAT OF THE INTERNATIONAL FINANCE CORPORATION INVESTABLE LATIN AMERICA INDEX, BASED ON A $10,000 INVESTMENT FROM 5/8/95 TO 3/31/99.]

Templeton Latin America Fund            $ 8,171
IFCI Latin America Index*               $10,903


                 TEMPLETON LATIN       IFCI LATIN
               AMERICA FUND - CLASS  AMERICA INDEX
                        A*
              --------------------------------------
5/8/95                $9,425            $10,000
5/95                  $9,453             $9,579
6/95                  $9,406             $9,779
7/95                  $9,482            $10,303
8/95                  $9,604            $10,448
9/95                  $9,632            $10,319
10/95                 $9,340             $9,332
11/95                 $9,284             $9,655
12/95                 $9,464             $9,842
1/96                 $10,226            $10,802
2/96                  $9,940            $10,205
3/96                 $10,035            $10,369
4/96                 $10,369            $10,894
5/96                 $10,621            $11,192
6/96                 $10,678            $11,391
7/96                 $10,210            $10,889
8/96                 $10,544            $11,185
9/96                 $10,583            $11,401
10/96                $10,277            $11,150
11/96                $10,449            $11,237
12/96                $10,567            $11,535
1/97                 $11,586            $12,598
2/97                 $12,230            $13,422
3/97                 $11,865            $13,280
4/97                 $12,221            $13,834
5/97                 $12,606            $14,953
6/97                 $13,425            $16,153
7/97                 $14,205            $17,039
8/97                 $13,396            $15,568
9/97                 $14,302            $16,879
10/97                $11,594            $13,736
11/97                $11,661            $14,145
12/97                $12,520            $14,912
1/98                 $11,218            $13,186
2/98                 $11,571            $13,838
3/98                 $12,461            $14,748
4/98                 $12,510            $14,618
5/98                 $10,804            $12,795
6/98                  $9,986            $12,083
7/98                 $10,429            $12,562
8/98                  $7,019             $8,320
9/98                  $7,265             $8,884
10/98                 $7,521             $9,564
11/98                 $7,955            $10,446
12/98                 $7,174             $9,613
1/99                  $6,509             $8,509
2/99                  $6,771             $8,998
3/99                  $8,171            $10,903




CLASS C
Total Return Index Comparison
$10,000 Investment (5/8/95 - 3/31/99)


Templeton Latin America Fund            $ 8,361
IFCI Latin America Index*               $10,903


[LINE GRAPH APPEARS HERE]

[THE FOLLOWING LINE GRAPH COMPARES THE PERFORMANCE OF TEMPLETON LATIN AMERICA FUND- CLASS C TO THAT OF THE INTERNATIONAL FINANCE CORPORATION INVESTABLE LATIN AMERICA INDEX, BASED ON A $10,000 INVESTMENT FROM 5/8/95 TO 3/31/99.]

          TEMPLETON LATIN AMERICA     IFCI LATIN
              FUND - CLASS C*       AMERICA INDEX
          ------------------------------------------
5/8/95             $9,901              $10,000
5/95               $9,911               $9,579
6/95               $9,861               $9,779
7/95               $9,941              $10,303
8/95              $10,059              $10,448
9/95              $10,089              $10,319
10/95              $9,772               $9,332
11/95              $9,713               $9,655
12/95              $9,903               $9,842
1/96              $10,691              $10,802
2/96              $10,392              $10,205
3/96              $10,482              $10,369
4/96              $10,811              $10,894
5/96              $11,078              $11,192
6/96              $11,128              $11,391
7/96              $10,628              $10,889
8/96              $10,968              $11,185
9/96              $11,008              $11,401
10/96             $10,688              $11,150
11/96             $10,868              $11,237
12/96             $10,972              $11,535
1/97              $12,035              $12,598
2/97              $12,696              $13,422
3/97              $12,315              $13,280
4/97              $12,666              $13,834
5/97              $13,061              $14,953
6/97              $13,904              $16,153
7/97              $14,706              $17,039
8/97              $13,864              $15,568
9/97              $14,787              $16,879
10/97             $11,978              $13,736
11/97             $12,038              $14,145
12/97             $12,917              $14,912
1/98              $11,567              $13,186
2/98              $11,922              $13,838
3/98              $12,836              $14,748
4/98              $12,877              $14,618
5/98              $11,117              $12,795
6/98              $10,280              $12,083
7/98              $10,719              $12,562
8/98               $7,207               $8,320
9/98               $7,462               $8,884
10/98              $7,717               $9,564
11/98              $8,167              $10,446
12/98              $7,355               $9,613
1/99               $6,670               $8,509
2/99               $6,930               $8,998
3/99               $8,361              $10,903



Past performance is not predictive of future results.


10

PAGE


ADVISOR CLASS
Total Return Index Comparison
$10,000 Investment (5/8/95 - 3/31/99)


[LINE GRAPH APPEARS HERE]

[THE FOLLOWING LINE GRAPH COMPARES THE PERFORMANCE OF TEMPLETON LATIN AMERICA FUND- ADVISOR CLASS TO THAT OF THE INTERNATIONAL FINANCE CORPORATION INVESTABLE LATIN AMERICA INDEX, BASED ON A $10,000 INVESTMENT FROM 5/8/95 TO 3/31/99.]


Templeton Latin America Fund            $ 8,717
IFCI Latin America Index*               $10,903



          Templeton Latin             IFCI Latin
           America Fund -             America
           Advisor Class              Index
          -----------------------------------------------
5/8/95        $10,000                 $10,000
5/95          $10,030                 $9,579
6/95           $9,980                 $9,779
7/95          $10,060                 $10,303
8/95          $10,190                 $10,448
9/95          $10,220                 $10,319
10/95          $9,910                 $9,332
11/95          $9,850                 $9,655
12/95         $10,041                 $9,842
1/96          $10,849                 $10,802
2/96          $10,546                 $10,205
3/96          $10,647                 $10,369
4/96          $11,001                 $10,894
5/96          $11,269                 $11,192
6/96          $11,329                 $11,391
7/96          $10,833                 $10,889
8/96          $11,188                 $11,185
9/96          $11,228                 $11,401
10/96         $10,904                 $11,150
11/96         $11,086                 $11,237
12/96         $11,212                 $11,535
1/97          $12,293                 $12,598
2/97          $12,987                 $13,422
3/97          $12,609                 $13,280
4/97          $12,997                 $13,834
5/97          $13,412                 $14,953
6/97          $14,282                 $16,153
7/97          $15,121                 $17,039
8/97          $14,261                 $15,568
9/97          $15,233                 $16,879
10/97         $12,358                 $13,736
11/97         $12,430                 $14,145
12/97         $13,345                 $14,912
1/98          $11,959                 $13,186
2/98          $12,334                 $13,838
3/98          $13,293                 $14,748
4/98          $13,345                 $14,618
5/98          $11,520                 $12,795
6/98          $10,670                 $12,083
7/98          $11,142                 $12,562
8/98           $7,498                 $8,320
9/98           $7,750                 $8,884
10/98          $8,013                 $9,564
11/98          $8,496                 $10,446
12/98          $7,662                 $9,613
1/99           $6,951                 $8,509
2/99           $7,231                 $8,998
3/99           $8,718                 $10,903



* Source: Standard and Poor's(R) Micropal. International Finance Corporation Investable Latin America Index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela) as if they were in one market, and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

** On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to Advisor Class shares.

AVERAGE ANNUAL TOTAL RETURN
3/31/99


ADVISOR CLASS**
-----------------------------------------------------------------------
1-Year                                                -34.37%
3-Year                                                 -6.42%
Since Inception (5/8/95)                               -3.46%

Past performance is not predictive of future results.


                                                                              11

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                                     CLASS A
                                                                  ----------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                                  ----------------------------------------------
                                                                    1999         1998         1997        1996+
                                                                  ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................        $12.72       $12.34       $10.53      $10.00
                                                                  ----------------------------------------------
Income from investment operations:
 Net investment income......................................           .20          .07          .06         .12
 Net realized and unrealized gains (losses).................         (4.57)         .53         1.86         .51
                                                                  ----------------------------------------------
Total from investment operations............................         (4.37)         .60         1.92         .63
                                                                  ----------------------------------------------
Less distributions from:
 Net investment income......................................          (.18)        (.07)        (.08)       (.10)
 Net realized gains.........................................          (.06)        (.15)        (.03)         --
                                                                  ----------------------------------------------
Total distributions.........................................          (.24)        (.22)        (.11)       (.10)
                                                                  ----------------------------------------------
Net asset value, end of year................................         $8.11       $12.72       $12.34      $10.53
                                                                  ==============================================
Total Return*...............................................      (34.37)%        4.94%       18.34%       6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................       $13,228      $28,714      $18,923      $5,150
Ratios to average net assets:
 Expenses...................................................         2.35%        2.35%        2.35%       2.35%**
 Expenses, excluding waiver and payments by affiliate.......         3.03%        2.57%        3.10%       4.02%**
 Net investment income......................................         2.07%         .59%         .50%       1.71%**
Portfolio turnover rate.....................................        48.34%       45.82%        3.72%          --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.

 12

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                                ---------------------------------------------
                                                                            YEAR ENDED MARCH 31,
                                                                ---------------------------------------------
                                                                  1999         1998        1997        1996+
                                                                  ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $12.63      $12.28       $10.49      $10.00
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income (loss)...............................         .12          --         (.01)        .08
 Net realized and unrealized gains (losses).................       (4.51)        .51         1.85         .48
                                                                ---------------------------------------------
Total from investment operations............................       (4.39)        .51         1.84         .56
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................        (.12)       (.01)        (.02)       (.07)
 Net realized gains.........................................        (.06)       (.15)        (.03)         --
                                                                ---------------------------------------------
Total distributions.........................................        (.18)       (.16)        (.05)       (.07)
                                                                ---------------------------------------------
Net asset value, end of year................................       $8.06      $12.63       $12.28      $10.49
                                                                =============================================
Total Return*...............................................    (34.81)%       4.23%       17.62%       5.67%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of year (000's).............................      $3,312      $7,170       $3,524      $1,351
Ratios to average net assets:
 Expenses...................................................       3.00%       3.00%        3.00%       3.00%**
 Expenses, excluding waiver and payments by affiliate.......       3.68%       3.22%        3.84%       4.67%**
 Net investment income (loss)...............................       1.45%      (.01)%       (.15)%       1.14%**
Portfolio turnover rate.....................................      48.34%      45.82%        3.72%          --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
                                                                              13

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                         ADVISOR CLASS
                                                                --------------------------------
                                                                      YEAR ENDED MARCH 31,
                                                                --------------------------------
                                                                  1999         1998       1997+
                                                                --------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $12.75      $12.35      $10.92
                                                                --------------------------------
Income from investment operations:
 Net investment income......................................         .31         .07         .02
 Net realized and unrealized gains (losses).................       (4.69)        .59        1.41
                                                                --------------------------------
Total from investment operations............................       (4.38)        .66        1.43
                                                                --------------------------------
Less distributions from:
 Net investment income......................................        (.22)       (.11)         --
 Net realized gains.........................................        (.06)       (.15)         --
                                                                --------------------------------
Total distributions.........................................        (.28)       (.26)         --
                                                                --------------------------------
Net asset value, end of year................................       $8.09      $12.75      $12.35
                                                                ================================
Total Return*...............................................    (34.37)%       5.43%      13.09%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of year (000's).............................        $116        $139         $71
Ratios to average net assets:
 Expenses...................................................       2.00%       2.00%       2.00%**
 Expenses, excluding waiver and payments by affiliate.......       2.68%       2.22%       2.08%**
 Net investment income......................................       2.46%        .45%        .82%**
Portfolio turnover rate.....................................      48.34%      45.82%       3.72%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997.
                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1999

                                                                   COUNTRY         SHARES         VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS 60.2%
BANKING .8%
*Credicorp Ltd. ............................................        Peru             13,848    $   135,018
                                                                                               -----------
BUILDING MATERIALS & COMPONENTS 4.0%
Cementos Diamante SA, ADR, 144A.............................      Colombia           64,400         84,525
Cemex SA, B.................................................       Mexico           140,800        590,485
                                                                                               -----------
                                                                                                   675,010
                                                                                               -----------
CHEMICALS
*Sociedad Quimica Y Minera de Chile SA, A, ADR..............        Chile               526         15,517
                                                                                               -----------
CONSTRUCTION & HOUSING .9%
Empresas ICA Sociedad Controladora SA de CV, ADR............       Mexico            30,100        158,025
                                                                                               -----------
ENERGY SOURCES 9.7%
Perez Companc SA, B.........................................      Argentina         123,754        581,673
YPF Soc Anonima Yacimientos Petroliferos, ADR...............      Argentina          32,700      1,032,094
                                                                                               -----------
                                                                                                 1,613,767
                                                                                               -----------
FOOD & HOUSEHOLD PRODUCTS 4.4%
Panamerican Beverages Inc., A...............................       Mexico            41,300        725,331
                                                                                               -----------
FOREST PRODUCTS & PAPER 6.4%
Aracruz Celulose SA, ADR....................................       Brazil            24,450        354,525
*Empaques Ponderosa SA de CV, B.............................       Mexico         1,042,100        536,037
Masisa SA, ADR..............................................        Chile            22,100        171,275
                                                                                               -----------
                                                                                                 1,061,837
                                                                                               -----------
INDUSTRIAL COMPONENTS .7%
Madeco Manufacturera de Cobre SA, ADR.......................        Chile            12,100        108,900
                                                                                               -----------
MERCHANDISING 7.4%
Carulla SA, ADR, 144A.......................................      Colombia          141,600        212,446
*Cifra SA de CV, V, ADR.....................................       Mexico            64,900      1,017,852
                                                                                               -----------
                                                                                                 1,230,298
                                                                                               -----------
METALS & MINING 4.0%
Grupo Mexico SA de CV, B....................................       Mexico            49,300        168,715
Industrias Penoles SA.......................................       Mexico           157,600        491,363
                                                                                               -----------
                                                                                                   660,078
                                                                                               -----------
MULTI-INDUSTRY 7.5%
Alfa SA de CV, A............................................       Mexico           175,500        531,511
Grupo Carso SA de CV........................................       Mexico           176,800        725,685
                                                                                               -----------
                                                                                                 1,257,196
                                                                                               -----------
REAL ESTATE 1.9%
Inversiones y Representacion SA.............................      Argentina         119,596        313,358
                                                                                               -----------

                                                                              15

PAGE


TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1999 (CONT.)

                                                                   COUNTRY         SHARES         VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 9.7%
Telecomunicacoes de Sao Paulo SA (Telesp)...................       Brazil         5,605,687    $   424,888
Telefonos de Mexico SA (Telmex), ADR........................       Mexico            18,000      1,179,000
                                                                                               -----------
                                                                                                 1,603,888
                                                                                               -----------
UTILITIES ELECTRICAL & GAS 2.8%
Centrais Eletricas Brasileiras SA (Eletrobras), ADR.........       Brazil            48,000        468,525
                                                                                               -----------
TOTAL COMMON STOCKS (COST $12,678,581)......................                                    10,026,748
                                                                                               -----------
PREFERRED STOCKS 37.3%
Banco Itau SA, pfd. ........................................       Brazil         2,418,834      1,234,085
Cia Energetica de Minas Gerais Cemig, pfd., Br. ............       Brazil        40,000,000        894,461
Cia Vale do Rio Doce, A, ADR, pfd. .........................       Brazil            22,300        328,324
Embotelladora Andina SA, B, ADR, pfd. ......................        Chile            23,800        294,525
*Embratel Participacoes SA, ADR, pfd. ......................       Brazil            25,050        418,022
Petroleo Brasileiro SA, pfd. ...............................       Brazil           988,800        137,221
Sociedad Quimica Y Minera de Chile SA, ADR, pfd. ...........        Chile            14,100        451,200
Tele Celular Sul Participacoes SA, ADR, pfd. ...............       Brazil            14,355        274,554
*Tele Centro Sul Participacoes SA, ADR, pfd. ...............       Brazil            15,010        693,274
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........       Brazil            21,610        437,603
Telesp Celular Participacoes SA, ADR, pfd. .................       Brazil            19,820        414,981
Telesp Participacoes SA, ADR, pfd. .........................       Brazil            30,800        635,250
                                                                                               -----------
TOTAL PREFERRED STOCKS (COST $6,953,601)....................                                     6,213,500
                                                                                               -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $19,632,182)..............................................                                    16,240,248
                                                                                               -----------
                                                                                 PRINCIPAL
                                                                                  AMOUNT**
                                                                                  --------
REPURCHASE AGREEMENT (COST $376,000) 2.3%
(a)Morgan Stanley Group, Inc. 4.93%, 4/01/99 (Maturity Value
  $376,051)
  Collateralized by U.S. Treasury Notes and Bonds...........    United States    $  376,000        376,000
                                                                                               -----------
TOTAL INVESTMENTS (COST $20,008,182) 99.8%..................                                    16,616,248
OTHER ASSETS, LESS LIABILITIES .2%..........................                                        40,050
                                                                                               -----------
TOTAL NET ASSETS 100.0%.....................................                                   $16,656,298
                                                                                               ===========

*Non-income producing.
**Securities denominated in U.S. dollars.
(a)At March 31, 1999, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999

Assets:
 Investments in securities, at value (cost $19,632,182).....    $16,240,248
 Repurchase agreement, at value and cost....................        376,000
 Cash.......................................................            124
 Receivables:
  Fund shares sold..........................................        116,472
  Dividends and interest....................................        116,457
  From affiliates...........................................         93,023
 Other assets...............................................         32,508
                                                                -----------
      Total assets..........................................     16,974,832
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................         14,465
  Fund shares redeemed......................................        108,043
  To affiliates.............................................        130,698
 Accrued expenses...........................................         65,328
                                                                -----------
      Total liabilities.....................................        318,534
                                                                -----------
Net assets, at value........................................    $16,656,298
                                                                ===========
Net assets consist of:
 Undistributed net investment income........................    $    17,808
 Net unrealized depreciation................................     (3,405,148)
 Accumulated net realized loss..............................     (7,953,392)
 Beneficial shares..........................................     27,997,030
                                                                -----------
Net assets, at value........................................    $16,656,298
                                                                ===========
CLASS A:
 Net asset value per share ($13,228,123 / 1,631,338 shares
   outstanding).............................................          $8.11
                                                                ===========
 Maximum offering price per share ($8.11 / 94.25%)..........          $8.60
                                                                ===========
CLASS C:
 Net asset value per share ($3,312,329 / 410,894 shares
   outstanding)*............................................          $8.06
                                                                ===========
 Maximum offering price per share ($8.06 / 99.00%)..........          $8.14
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($115,846 / 14,312 shares outstanding)....................          $8.09
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999

Investment Income:
 (net of foreign taxes of $87,513)
 Dividends..................................................    $   908,915
 Interest...................................................         36,685
                                                                -----------
      Total investment income...............................                      $    945,600
                                                                                  ------------
Expenses:
 Management fees (Note 3)...................................        266,973
 Administrative fees (Note 3)...............................         32,037
 Distribution fees (Note 3)
  Class A...................................................         58,986
  Class C...................................................         43,776
 Transfer agent fees (Note 3)...............................        113,200
 Custodian fees.............................................         33,700
 Reports to shareholders....................................         53,200
 Registration and filing fees...............................         27,800
 Professional fees..........................................         18,900
 Trustees' fees and expenses................................          3,500
 Amortization of organization costs.........................         17,488
 Other......................................................          4,911
                                                                -----------
      Total expenses........................................                           674,471
      Expenses waived/paid by affiliate (Note 3)............                          (144,569)
                                                                                  ------------
         Net expenses.......................................                           529,902
                                                                                  ------------
            Net investment income...........................                           415,698
                                                                                  ------------
Realized and unrealized losses:
 Net realized loss from:
  Investments...............................................     (7,802,108)
  Foreign currency transactions.............................        (54,599)
                                                                -----------
      Net realized loss.....................................                        (7,856,707)
 Net unrealized depreciation on:
  Investments...............................................     (4,001,575)
  Translation of assets and liabilities denominated in
    foreign currencies......................................        (13,214)
                                                                -----------
      Net unrealized depreciation...........................                        (4,014,789)
                                                                                  ------------
Net realized and unrealized loss............................                       (11,871,496)
                                                                                  ------------
Net decrease in net assets resulting from operations........                      $(11,455,798)
                                                                                  ============

                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1999 AND 1998

                                                                    1999              1998
                                                                ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    415,698       $   174,589
  Net realized gain (loss) from investments and foreign
    currency transactions...................................      (7,856,707)          480,947
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................      (4,014,789)         (939,995)
                                                                ------------------------------
    Net decrease in net assets resulting from operations....     (11,455,798)         (284,459)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (326,007)         (162,244)
   Class C..................................................         (61,552)           (6,110)
   Advisor Class............................................          (2,101)           (1,395)
  Net realized gains:
   Class A..................................................        (112,359)         (369,781)
   Class C..................................................         (28,579)          (82,777)
   Advisor Class............................................            (514)           (1,637)
 Capital share transactions (Note 2):
   Class A..................................................      (6,104,615)       10,648,892
   Class C..................................................      (1,319,485)        3,764,207
   Advisor Class............................................          44,255               200
                                                                ------------------------------
    Net increase (decrease) in net assets...................     (19,366,755)       13,504,896
Net assets:
 Beginning of year..........................................      36,023,053        22,518,157
                                                                ------------------------------
 End of year................................................    $ 16,656,298       $36,023,053
                                                                ==============================
Undistributed net investment income included in net assets:
 End of year................................................    $     17,808       $    10,641
                                                                ==============================

                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Latin America Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity and debt securities of Latin American issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 20

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C Shares, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                 YEAR ENDED MARCH 31,
                                                             -------------------------------------------------------------
                                                                        1999                               1998
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS A SHARES:
Shares sold................................................   1,543,937    $ 12,540,822          2,407,845    $ 32,334,164
Shares issued on reinvestment of distributions.............      48,166         403,120             38,541         468,870
Shares redeemed............................................  (2,217,533)    (19,048,557)        (1,723,469)    (22,154,142)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................    (625,430)   $ (6,104,615)           722,917    $ 10,648,892
                                                             =============================================================

                                                                              21

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                               YEAR ENDED MARCH 31,
                                                              -------------------------------------------------------
                                                                       1999                            1998
                                                              -------------------------------------------------------
                                                               SHARES       AMOUNT             SHARES       AMOUNT
                                                              -------------------------------------------------------
CLASS C SHARES:
Shares sold.................................................   324,301    $ 2,911,133          504,918    $ 6,603,184
Shares issued on reinvestment of distributions..............    10,240         84,217            6,731         81,260
Shares redeemed.............................................  (491,366)    (4,314,835)        (230,870)    (2,920,237)
                                                              -------------------------------------------------------
Net increase (decrease).....................................  (156,825)   $(1,319,485)         280,779    $ 3,764,207
                                                              =======================================================

                                                                               YEAR ENDED MARCH 31,
                                                              -------------------------------------------------------
                                                                       1999                            1998
                                                              -------------------------------------------------------
                                                               SHARES       AMOUNT             SHARES       AMOUNT
                                                              -------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................   406,001    $ 3,038,457           93,506    $ 1,297,364
Shares issued on reinvestment of distributions..............       294          2,398              244          3,006
Shares redeemed.............................................  (402,915)    (2,996,600)         (88,577)    (1,300,170)
                                                              -------------------------------------------------------
Net increase................................................     3,380    $    44,255            5,173    $       200
                                                              =======================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:


ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.35%, 3.00%, and 2.00% of the Fund's average daily net assets of Class A, Class C, and Advisor Class shares, respectively, through July 31, 1999, as noted in the Statement of Operations.

 22

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively, for costs incurred in marketing the Fund's Class A and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At March 31, 1999, unreimbursed costs were $210,910. Distributors received net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $24,218 and $6,936, respectively.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At March 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:


Unrealized appreciation.....................................  $   754,148
Unrealized depreciation.....................................   (4,146,082)
                                                              -----------
Net unrealized depreciation.................................  $(3,391,934)
                                                              ===========


At March 31, 1999, the Fund had tax basis capital losses of $3,400,000, which may be carried over to offset future capital gains. Such losses expire March 31, 2007.

At March 31, 1999 the Fund has deferred capital and currency losses occurring subsequent to October 31, 1998 of $4,500,000. For tax purposes, such losses will be reflected in the year ending March 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 1999 aggregated $10,240,521 and $17,291,200, respectively.

                                                                              23

PAGE

TEMPLETON LATIN AMERICA FUND
INDEPENDENT AUDITOR'S REPORT
The Board of Trustees and Shareholders
Templeton Latin America Fund

We have audited the accompanying statement of assets and liabilities, including the Statement of investments, of Templeton Latin America Fund as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Latin America Fund, as of March 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.

                                        /s/ McGladrey & Pullen, LLP

New York, New York
April 30, 1999

 24

PAGE

TEMPLETON LATIN AMERICA FUND
Tax Designation

At March 31, 1999, more than 50% of the Templeton Latin America Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. As in prior years, the Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 2000, shareholders will receive Form 1099-DIV, which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999.

The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class A, Class C, and Advisor Class shareholders in May 1999.

                                      CLASS-A                                 CLASS-C                     ADVISOR CLASS
                       --------------------------------------------------------------------------------  ----------------
                         FOREIGN TAXES       FOREIGN SOURCE      FOREIGN TAXES       FOREIGN SOURCE      FOREIGN TAXES
       COUNTRY         WITHHELD PER SHARE   INCOME PER SHARE   WITHHELD PER SHARE   INCOME PER SHARE   WITHHELD PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Argentina............       $0.0000             $0.0225             $0.0000             $0.0157             $0.0000
Brazil...............        0.0265              0.1311              0.0265              0.0920              0.0265
Chile................        0.0039              0.0092              0.0039              0.0064              0.0039
Colombia.............        0.0004              0.0095              0.0004              0.0066              0.0004
Ecuador..............        0.0000              0.0019              0.0000              0.0013              0.0000
Mexico...............        0.0000              0.0464              0.0000              0.0325              0.0000
Venezuela............        0.0000              0.0015              0.0000              0.0010              0.0000
                       --------------------------------------------------------------------------------------------------
TOTAL................       $0.0308             $0.2221             $0.0308             $0.1555             $0.0308
                       ==================================================================================================

                        ADVISOR CLASS
                       -----------------
                        FOREIGN SOURCE
       COUNTRY         INCOME PER SHARE
----------------------------------------
Argentina............      $0.0257
Brazil...............       0.1500
Chile................       0.0105
Colombia.............       0.0108
Ecuador..............       0.0022
Mexico...............       0.0531
Venezuela............       0.0017
                           -------
TOTAL................      $0.2540
                           =======

                                                                              25

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LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund(1)
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund(1)
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund(2)
Franklin Money Fund(2)

TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund(2)

STATE-SPECIFIC
TAX-FREE INCOME
Alabama
Arizona(3)
California(3)
Colorado
Connecticut
Florida(3)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(4)
Michigan(4)
Minnesota(4)
Missouri
New Jersey
New York(3)
North Carolina
Ohio(4)
Oregon
Pennsylvania
Tennessee(5)
Texas
Virginia

VARIABLE ANNUITIES(6)
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

(1) These funds are now closed to new accounts, with the exception of retirement plan accounts.

(2) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(3) Two or more fund options available: long-term portfolio; portfolio of insured securities; high yield portfolio (CA); intermediate-term and money market portfolios (CA and NY).

(4) Portfolio of insured municipal securities.

(5) The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

(6) Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           04/99

PAGE
                                                                   -------------
                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                   Permit No. 75
                                                                      Bell, CA
                                                                   -------------

[FRANKLIN TEMPLETON(R) LOGO]

Templeton Latin America Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


ANNUAL REPORT

AUDITORS
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Latin America Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

418 A99 05/99                           [RECYCLE LOGO] Printed on recycled paper